Average Annual Total Returns - FidelityMinnesotaMunicipalIncomeFund-PRO - FidelityMinnesotaMunicipalIncomeFund-PRO - Fidelity Minnesota Municipal Income Fund	Mar. 01, 2025
Fidelity Minnesota Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.20%
Past 5 years	0.72%
Past 10 years	1.87%
Fidelity Minnesota Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.20%
Past 5 years	0.69%
Past 10 years	1.83%
Fidelity Minnesota Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.79%
Past 5 years	1.06%
Past 10 years	1.99%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%
F1732
Average Annual Return:
Past 1 year	0.55%
Past 5 years	0.76%
Past 10 years	1.93%